Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
November 20, 2015 [Memeber]
Class of Warrant or Right [Line Items]
Issuance Date	Nov. 20, 2015	Nov. 20, 2015
Warrants Issued	70,000	70,000
Exercise Price	$ 5.00	$ 5.00
Full Vesting Date	Nov. 20, 2015	Nov. 20, 2015
Expiration Date	Nov. 20, 2020	Nov. 20, 2020
April 27, 2016 [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Apr. 27, 2016	Apr. 27, 2016
Warrants Issued	60,000	60,000
Exercise Price	$ 2.91	$ 2.91
Full Vesting Date	Apr. 27, 2016	Apr. 27, 2016
Expiration Date	Apr. 27, 2019	Apr. 27, 2019
August 3, 2017 [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Aug. 03, 2017
Warrants Issued		30,000
Exercise Price		$ 0.50
Full Vesting Date		Aug. 03, 2017
Expiration Date		Aug. 03, 2021
August 3, 2017 [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Aug. 03, 2017
Warrants Issued		2,000,000
Exercise Price		$ 0.50
Full Vesting Date		Aug. 03, 2017
Expiration Date		Aug. 03, 2022
November 9, 2017 [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Nov. 09, 2017
Warrants Issued		20,000
Exercise Price		$ 0.50
Full Vesting Date		Nov. 09, 2017
Expiration Date		Nov. 09, 2021
September 26, 2018 [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 26, 2018
Warrants Issued		100,000
Exercise Price		$ 1.00
Full Vesting Date		Sep. 26, 2018
Expiration Date		Sep. 26, 2022